Cash and cash equivalents	12 Months Ended
Mar. 31, 2015
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014	2015
Cash	¥157,650	¥92,821
Certificates of deposit	20,000	—
Commercial paper	2,212	802
Bailment for consumption	346,911	11,930
Other	147	—

Total	¥526,920	¥105,553

The aggregate amount of commercial paper as of March 31, 2014 and 2015 was ¥2,212 million and ¥802 million, respectively, all of which were included in “Cash and cash equivalents” in the consolidated balance sheet. The commercial paper as of March 31, 2014 and 2015 was classified as available-for-sale securities, fair value of which approximates their amortized amounts.

The aggregate amount of certificates of deposit as of March 31, 2014 were ¥20,000 million, all of which were recorded in “Cash and cash equivalents” in the consolidated balance sheet.

Information regarding “Bailment for consumption” is disclosed in Note 15 “Related party transactions.”